Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
See Notes to Schedule of Investments.
Share
Amount Value
Common Stock (97.4%)
 (a)
Consumer Discretionary ( 1 2.8% )
Bath & Body Works, Inc. 602,580 $ 30,141,052
General Motors Co. 848,895 38,497,388
Lennar Corp., Class A 129,115 22,205,198
PVH Corp. 297,280 41,800,541
1 32 , 644 , 179
Consumer Staples ( 5 . 2% )
The Kraft Heinz Co. 774,265 28,570,378
The Kroger Co. 444,440 25,390,857
53 , 961 , 235
Energy ( 7.9% )
Baker Hughes Co. 797,910 26,729,985
Kinder Morgan, Inc. 1,549,770 28,422,782
TotalEnergies SE, ADR 385,005 26,499,894
81,652,661
Financials ( 16.4% )
Berkshire Hathaway, Inc., Class B
 (b)
64,605 27,167,695
Capital One Financial Corp. 270,970 40,344,723
Fidelity National Information Services, Inc. 470,520 34,903,174
Wells Fargo & Co. 707,520 41,007,859
Willis Towers Watson PLC 94,630 26,023,250
169,446,701
Health Care ( 24.6% )
Cardinal Health, Inc. 150,845 16,879,555
Centene Corp.
 (b)
372,720 29,251,065
Elevance Health, Inc. 48,320 25,055,853
GE HealthCare Technologies, Inc. 214,090 19,462,922
Hologic, Inc.
 (b)
351,110 27,372,536
Merck & Co., Inc. 218,425 28,821,179
Organon & Co. 1,605,690 30,186,972
Perrigo Co. PLC 717,920 23,109,845
Pfizer, Inc. 760,385 21,100,684

Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2024
See Notes to Schedule of Investments.
Share
Amount Value
Health Care (24.6%) (continued)
Teva Pharmaceutical Industries, Ltd., ADR
 (b)
2,352,065 $ 33,187,637
254,428,248
Industrials ( 7.7% )
Acuity Brands, Inc. 58,370 15,685,770
FedEx Corp. 83,920 24,314,981
Huntington Ingalls Industries, Inc. 67,255 19,602,815
PACCAR, Inc. 164,572 20,388,825
79,992,391
Information Technology ( 11.5% )
Check Point Software Technologies, Ltd.
 (b)
152,663 25,038,259
Flex, Ltd.
 (b)
1,369,815 39,190,407
NXP Semiconductors NV 107,055 26,525,017
Oracle Corp. 223,325 28,051,853
118,805,536
Materials ( 6.3% )
Barrick Gold Corp. 947,670 15,769,229
CF Industries Holdings, Inc. 246,120 20,479,645
Cleveland-Cliffs, Inc.
 (b)
1,246,025 28,334,608
64,583,482
Utilities ( 5.0% )
Constellation Energy Corp. 107,770 19,921,284
Vistra Corp. 447,050 31,137,033
51,058,317
Total Common Stock (97.4%) (cost $672,211,798) 1,006,572,750
Short-Term Investments (3.0%)
Money Market Fund ( 3.0% )
First American Government Obligations Fund, Class X, 5.23%
 (c)
31,565,797 31,565,797
Total Short-Term Investments (3.0%) (cost $31,565,797) 31,565,797
Investments, at value (100.4%) (cost $703,777,595) $ 1,038,138,547
Other Liabilities Less Assets (-0.4%) (4,321,354)
Net Assets (100.0%) $ 1,033,817,193

See Notes to Schedule of Investments.
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)(Concluded)
March 31, 2024
(a) More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b) Non-income producing security.
(c) Percentage disclosed reflects the money market fund’s institutional class shares 7-day yield as of March 31, 2024.
ADR American Depositary Receipt
PLC Public Limited Company

Sound Shore Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
1. Organization
Sound Shore Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on February 15, 1985 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”).
The investment objective of the Fund is growth of capital. The Fund qualifies as an investment company as defined in Financial
Accounting Standards Codification 946 — Financial Services — Investment Companies.
The total number of shares of common stock which the Fund is authorized to issue is 200,000,000, par value $0.001 per share of which 100,000,000 shares are designated to the Investor Class and 100,000,000 shares are designated to the Institutional
Class. The Board of Directors (the “Board”) may, without shareholder approval, classify or reclassify any unissued shares into other classes or series of shares.
Each share of the Fund has equal dividend, distribution, liquidation and voting rights (except as to matters relating exclusively to one class of shares), and fractional shares have those rights proportionately.
2. Significant Accounting Policies
This schedule of investments is prepared in accordance with accounting principles generally accepted in the United States of
America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.
The following represents the significant accounting policies of the Fund:
a. Security Valuation
Exchange-traded securities including those traded on the National Association of Securities Dealers’ Automated Quotation
system (“NASDAQ”), are valued at the last quoted sale price or official closing price as provided by independent pricing services as of the close of trading on the system or exchange on which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked prices. Non-exchange-traded securities for which over-the-counter market quotations are readily available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Investments in other open-end regulated investment companies are valued at their publicly traded net asset value (“NAV”).
Pursuant to Rule 2a-5 under the Investment Company Act, the Board has designated Sound Shore Management, Inc. (the
"Adviser"), as the Fund's valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser's fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant

Sound Shore Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2024
unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs pursuant to its fair valuation procedures if market quotations are not readily available (including a short and temporary lapse in the provision of a price by the regular pricing source) or, if in the judgment of the Adviser the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: (i) only a bid price or an asked price is available, (ii) the spread between the bid price and the asked price is substantial, (iii) the frequency of sales, (iv) the thinness of the market, (v) the size of reported trades, and (vi) actions of the securities markets, such as the suspension or limitation of trading. Fair valuation is based on subjective factors and, as a result, the fair value price of a security may differ from the security’s market price and may not be the price at which the security may be sold. Fair valuation could result in a
NAV different from one determined by using market quotations.
Valuation inputs used to determine the value of the Fund’s investments are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Pursuant to the valuation procedures noted previously, equity securities (including exchange-traded securities and other open-end regulated investment companies) are generally categorized as Level 1 securities in the fair value hierarchy.
Investments for which there are no quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Adviser under the Adviser’s fair valuation procedures. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of March 31, 2024:

Sound Shore Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)(Concluded)
March 31, 2024
At March 31, 2024 , all equity securities and open-end regulated investment companies were included in Level 1 in the table above. Please refer to the Schedule of Investments to view equity securities categorized by sector/industry type.
b. Security Transactions
Security transactions are recorded on a trade date basis.
3. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the schedule of investments as of the date the schedule of investments were issued.
Security Type Level 1 Level 2 Level 3
Total
Investments
in Securities
Common Stock $ 1,006,572,750 $ – $ – $ 1,006,572,750
Short-Term Investments 31,565,797 – – 31,565,797
Total Investments $ 1,038,138,547 $ – $ – $ 1,038,138,547